UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

 Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-855-226-3863

Date of fiscal year end:

9/30

Date of reporting period:   6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCKS - 62.0%
	AUTO MANUFACTURERS - 1.8%
33,500	Ford Motor Co. (a)	$ 321,265

	BANKS - 0.3%
2,000	Citigroup, Inc. (a)	54,820

	BEVERAGES - 1.2%
3,000	PepsiCo, Inc. (a)	211,980

	BUILDING MATERIALS - 1.7%
31,616	Cemex SAB de CV *	212,776
10,000	Griffon Corp. (a)	85,800
		298,576
	COAL - 2.0%
15,000	Arch Coal, Inc. (c)	103,350
10,000	Peabody Energy Corp.	245,200
		348,550
	COMMERCIAL SERVICES - 2.8%
29,800	Western Union Co. (a)	501,832

	COMPUTERS - 1.5%
10,000	Lexmark International, Inc.	265,800

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
1,500	BlackRock, Inc. (a)	254,730

	ELECTRICS - 2.6%
12,500	Exelon Corp. (a)	470,250

	ENTERTAINMENT- 1.6%
20,000	Regal Entertainment Group (a)	275,200

	ENVIRONMENTAL CONTROL - 0.9%
6,000	Republic Services, Inc.	158,760

	HEALTHCARE-PRODUCTS - 6.1%
4,000	Becton Dickinson and Co.	299,000
4,000	Covidien PLC (a)	214,000
10,000	Medtronic, Inc. (a)	387,300
3,000	Zimmer Holdings, Inc.	193,080
		1,093,380
	HOME BUILDERS - 0.6%
10,028	Brookfield Residential Properties, Inc. *(a)	109,305

	INSURANCE - 4.9%
5,000	Berkshire Hathaway, Inc. *(a)	416,650
10,000	Hilltop Holdings, Inc. *	103,100
20,000	ING Groep NV *	133,600
3,000	PartnerRe Ltd. (a)	227,010
		880,360
	INVESTMENT COMPANIES - 2.1%
20,000	Apollo Investment Corp.	153,600
20,000	Prospect Capital Corp. (c)	227,800
		381,400
	MACHINERY - 1.2%
2,500	Caterpillar, Inc.	212,275

	MINING - 1.3%
4,000	BHP Billiton PLC	228,760

	MISCELLANEOUS MANUFACTURING - 1.2%
2,500	Siemens AG	210,175

	OIL & GAS - 4.1%
1,500	Apache Corp.	131,835
6,000	Cimarex Energy Co.	330,720
3,000	Devon Energy Corp.	173,970
5,000	Petroleo Brasileiro SA	93,850
		730,375
	PHARMACEUTICALS - 0.7%
2,000	Abbott Laboratories (a)	128,940

	PRIVATE EQUITY - 4.5%
80,000	American Capital Ltd. * (a)	805,600

	REAL ESTATE - 0.9%
10,000	St Joe Co. *(c)	158,100

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.1%
15,000	American Capital Mortgage Investment Corp. (a)	358,200
17,500	Annaly Capital Management, Inc.	293,650
10,000	One Liberty Properties, Inc.	188,300
6,193	Two Harbors Investment Corp.	64,160
		904,310
	RETAIL - 2.3%
5,000	Buckle, Inc. (c)	197,850
7,300	Men's Wearhouse, Inc.	205,422
134	Orchard Supply Hardware Stores Corp. *(c)	2,228
200	PF Chang's China Bistro, Inc.	10,294
		415,794
	SAVINGS & LOANS - 1.6%
25,000	People United Financial, Inc.	290,250

	SEMICONDUCTORS - 1.7%
23,000	Applied Materials, Inc.	263,580
3,000	First Solar, Inc. *(c)	45,180
		308,760
	TELECOMMUNICATIONS - 5.0%
5,000	Cisco Systems, Inc.	85,850
182,119	Frontier Communications Corp. (c)	697,516
30,000	Sprint Nextel Corp. *(a)	97,800
		881,166
	TRUCKING & LEASING - 0.9%
5,000	TAL International Group, Inc.	167,450

	TOTAL COMMON STOCKS (Cost $12,089,740)	11,068,163

	EXCHANGE TRADED FUNDS (ETFs) - 10.8%
	DEBT FUND - 9.9%
10,000	SPDR Barclays Capital High Yield Bond ETF	394,600
17,000	Vanguard Short-Term Bond ETF	1,379,210
		1,773,810
	EQUITY FUND - 0.9%
8,000	Market Vectors Junior Gold Miners ETF	153,360

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,011,706)	1,927,170

	LIMITED PARTNERSHIPS - 4.7%
	PIPELINES - 4.0%
10,000	Energy Transfer Partners LP (c)	441,900
5,000	NuStar Energy LP	269,450
		711,350
	PRIVATE EQUITY - 0.7%
10,000	Blackstone Group LP (a)	130,700

	TOTAL LIMITED PARTNERSHIPS (Cost $889,165)	842,050

	MUTUAL FUNDS - 8.7%
	DEBT FUND - 8.7%
	Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1,559,386
	(Cost - $1,559,191)
	PREFERRED STOCK - 9.1%
	INSURANCE - 1.6%
2,357	PartnerRe Ltd., 6.50% - 9/20/2012	60,033
8,860	PartnerRe Ltd., 6.75 - 9/20/2012	227,170
		287,203
	INVESTMENT COMPANIES - 2.2%
15,000	Ares Capital Corp., 7.75%, 10/15/2040	394,800

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.3%
10,107	Apartment Investment & Management Co., 7.75%, 7/26/2012	252,948
10,251	First Industrial Realty Trust, 7.25%, 9/20/2012	248,382
10,000	Inland Real Estate Corp., 8.125%, 10/6/2016	254,200
7,000	Vornado Realty Trust, 6.875%, 4/20/2016	193,690
		949,220
	RETAIL - 0.0%
134	Orchard Supply Hardware Stores Corp., 0.0%, Perpetual (c)	261

	TOTAL PREFERRED STOCK (Cost - $1,555,074)	1,631,484

	SHORT-TERM INVESTMENTS - 5.8%
1,030,640	Fidelity Institutional Money Market Fund, 0.34%** (b)
	(Cost - $1,030,640)	1,030,640

	TOTAL INVESTMENTS - 101.1% (Cost $19,135,517) (d)	$ 18,058,893
	TOTAL CALL OPTIONS WRITTEN - (0.2) % (Proceeds $32,739)	(28,210)
	TOTAL PUT OPTIONS WRITTEN - (1.2) % (Proceeds $339,180)	(222,363)
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.3%	54,514
	TOTAL NET ASSETS - 100.0%	$ 17,862,834

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2)% *	Value
100	Griffon Corp.	$ 1,500
	Expiration July 2012, Exercise Price $10.00
30	iShares Barclays 20+ Year Treasury Bond Fund	17,820
	Expiration July 2012, Exercise Price $119.00
25	iShares Russell 2000 Growth Index Fund	6,600
	Expiration August 2012, Exercise Price $125.00
2	PF Chang's China Bistro, Inc.	1,290
	Expiration July 2012, Exercise Price $45.00
200	Regal Entertainment Group	1,000
	Expiration July 2012, Exercise Price $15.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $32,739)(a)	28,210

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.2)% *
50	Andersons, Inc.	20,250
	Expiration September 2012, Exercise Price $45.00
100	Apollo Group, Inc.	16,300
	Expiration August 2012, Exercise Price $36.00
100	Blackstone Group LP	4,600
	Expiration September 2012, Exercise Price $12.00
100	Blackstone Group LP	8,150
	Expiration September 2012, Exercise Price $13.00
300	Cemex SAB de CV	1,800
	Expiration July 2012, Exercise Price $5.00
35	Cimarex Energy Co.	16,100
	Expiration September 2012, Exercise Price $55.00
100	Cisco Systems, Inc.	7,500
	Expiration August 2012, Exercise Price $17.00
75	Energy Transfer Equity LP	3,375
	Expiration July 2012, Exercise Price $40.00
100	General Electric Co.	600
	Expiration July 2012, Exercise Price $19.00
100	Griffon Corp.	1,500
	Expiration July 2012, Exercise Price $7.50
250	iPATH S&P 500 VIX Short-Term Futures ETN	38,000
	Expiration September 2012, Exercise Price $14.00
30	iShares Barclays 20+ Year Treasury Bond Fund	90
	Expiration July 2012, Exercise Price $113.00
41	JPMorgan Chase & Co.	5,945
	Expiration September 2012, Exercise Price $33.00
75	Marathon Petroleum Corp.	938
	Expiration July 2012, Exercise Price $40.00
20	McDonald's Corp.	9,400
	Expiration January 2013, Exercise Price $87.50
20	McDonald's Corp.	11,900
	Expiration January 2013, Exercise Price $90.00
27	Men's Wearhouse, Inc.	20,115
	Expiration August 2012, Exercise Price $35.00
25	Norfolk Southern Corp.	3,375
	Expiration September 2012, Exercise Price $65.00
75	Novartis AG	3,750
	Expiration July 2012, Exercise Price $55.00
50	NuStar Energy LP	5,000
	Expiration September 2012, Exercise Price $50.00
50	NuStar Energy LP	16,875
	Expiration September 2012, Exercise Price $55.00
50	PepsiCo, Inc.	200
	Expiration July 2012, Exercise Price $62.50
100	Petroleo Brasileiro SA	19,100
	Expiration October 2012, Exercise Price $19.00
100	Republic Services, Inc.	500
	Expiration July 2012, Exercise Price $25.00
50	Ultratech, Inc.	7,000
	Expiration August 2012, Exercise Price $30.00
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $339,180)(a)	$ 222,363

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2012
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b)All or a portion of the security is segregated as collateral for securities on loan at June 30, 2012. Total collateral had a market value of $1,749,618 at June 30, 2012.
(c) All or a portion of the security is out on loan at June 30, 2012. Total loaned securities had a market value of $1,715,312 at June 30, 2012.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 654,818
	Unrealized depreciation	(1,624,796)
	Net unrealized depreciation	$ (969,978)

Camelot Premium Return Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 11,068,163	$ -	$ -	$11,068,163
Exchange Traded Funds	1,927,170	-	-	1,927,170
Limited Partnerships	842,050			842,050
Mutual Funds	1,559,386	-	-	1,559,386
Preferred Stock	1,631,484	-	-	1,631,484
Short-Term Investments	-	1,030,640	-	1,030,640
Total	$ 17,028,253	$ 1,030,640	$ -	$18,058,893

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 28,210	$ -	$ -	$ 28,210
Put Options Written	222,363	-	-	222,363
Total	$ 250,573	$ -	$ -	$ 250,573

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2012, the amount of unrealized depreciation on option contracts subject to equity price risk amounted to $121,346.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/29/2012

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/29/2012